Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current:
Accrued expenses	$ 133,591	$ 144,077
Stock compensation	354,274	1,800,762
Net operating loss carryforward	20,980,803	19,481,137
Research and development credit carry forward	1,340,317	252,536
Capitalized research and development	1,419,818
Total deferred tax assets	24,228,803	21,678,512
Valuation allowance	(24,228,803)	(21,678,512)
Deferred tax asset, net of valuation allowance